Segment and geographic information - Segment net income (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments
Net sales	€ 689,750	€ 612,096	€ 449,487
Segment EBITDA	13,922	(23,929)	28,795
Depreciation and amortization	(9,088)	(8,232)	(7,885)
Finance income (costs), net	(998)	15,091	(11,119)
Income tax expense	(11,734)	(15,534)	(3,441)
Net income (loss)	(7,898)	(32,604)	6,350
Share-based compensation	52,300	74,800
Online
Disclosure of operating segments
Net sales	674,484	602,871	437,448
Segment EBITDA	81,159	65,357	32,361
Leased retail stores
Disclosure of operating segments
Net sales	15,266	9,225	12,039
Segment EBITDA	4,229	1,670	1,947
Segments total
Disclosure of operating segments
Net sales	689,750	612,096	449,487
Segment EBITDA	85,387	67,027	34,308
Reconciliation
Disclosure of operating segments
Segment EBITDA	(71,465)	(90,956)	(5,513)
Corporate administrative expenses	19,023
Initial public offering preparation and transaction costs	2,493	6,984	5,206
Share-based compensation	€ 49,919	€ 71,889	€ 65